RECLASSIFICATION FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET INCOME	12 Months Ended
Dec. 31, 2013
Reclassification From Accumulated Other Comprehensive Income Into Net Income
RECLASSIFICATION FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET INCOME

16. RECLASSIFICATION FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET INCOME

The following table summarizes the amounts reclassified out of accumulated other comprehensive income into net income:

Accumulated Other Comprehensive Income Components	Statement of Income Location	Year Ended December 31,		December 8 through December 31, 2011
		2013	2012
Reclassification of net realized (gain) loss on securities into earnings	Gain on settlement of securities	$(52,657)	$—	$—
Reclassification of net realized (gain) loss on securities into earnings	Other-than-temporary impairment on securities	4,993	—	—

Total reclassifications		$(47,664)	$—	$—

New Residential did not allocate any income tax expense or benefit to any component of other comprehensive income for any period presented as no taxable subsidiary generated other comprehensive income.